Cover Page	9 Months Ended
Sep. 30, 2025
Document Information [Line Items]
Document Type	S-4/A
Amendment Flag	false
Entity Registrant Name	Churchill Capital Corp X/Cayman
Entity Central Index Key	0002007825
Entity Incorporation, State or Country Code	E9
Entity Primary SIC Number	6770
Entity Tax Identification Number	86-1946291
Entity Address, Address Line One	640 Fifth Avenue
Entity Address, Address Line Two	14th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	380-7500
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	640 Fifth Avenue
Entity Address, Address Line Two	14th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	380-7500
Contact Personnel Name	Jay Taragin